Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Tax at statutory rates	21.00%	35.00%
Tax exempt interest income, net of interest expense disallowance	(4.90%)	(9.60%)
Incentive stock options	0.20%	0.20%
Earnings and proceeds on life insurance	(1.10%)	(2.70%)
Change in corporate tax rate		20.80%
Other	0.60%	0.70%
Effective Income Tax Rate, Continuing Operations, Total	15.80%	44.40%